PRO FORMA FINANCIAL INFORMATION (UNAUDITED)	12 Months Ended
Dec. 31, 2011
PRO FORMA FINANCIAL INFORMATION (UNAUDITED)
PRO FORMA FINANCIAL INFORMATION (UNAUDITED)

NOTE 21       PRO FORMA FINANCIAL INFORMATION (UNAUDITED)

The following pro forma financial information has been presented as a result of the acquisition of the Predecessor pursuant to the Plan during 2010.  The pro forma consolidated statements of operations are based upon the historical financial information of the Predecessor and the Successor as presented in this Annual Report, excluding discontinued operations and the financial information of operations spun off to HHC, as if the transaction had been consummated on the first day of the earliest period presented.

The following pro forma financial information may not necessarily be indicative of what our actual results would have been if the Plan had been consummated as of the date assumed, nor does it purport to represent our results of operations for future periods.

	For the period from November 10, 2010 through December 31, 2010	For the period from January 1, 2010 through November 9, 2010	Pro Forma Year Ended December 31, 2010
	(In thousands)
Total revenues	$373,250	$2,141,443	$2,492,167
Loss from continuing operations	(249,079)	(635,341)	(698,515)

	Year Ended December 31, 2009	Pro Forma Year Ended December 31, 2009
Total revenues	$2,551,172	$2,521,574
Loss from continuing operations	(523,441)	(815,025)

Included in the above pro forma financial information for the year ended December 31, 2010 and 2009 are the following adjustments:

Minimum rent receipts are recognized on a straight-line basis over periods that reflect the related lease terms, and include accretion and amortization related to above and below market portions of tenant leases. Acquisition accounting pro forma adjustments reflect a change in the periods over which such items are recognized. The adjustment related to straight line rent and accretion and amortization related to above and below market portions of tenant leases was a decrease in revenues of $27.4 million for the year ended December 31, 2010 and $36.0 million for the year ended December 31, 2009.

Depreciation and amortization have been adjusted to reflect adjustments of estimated useful lives and contractual terms as well as the fair valuation of the underlying assets and liabilities, resulting in changes to the rate and amount of depreciation and amortization.

Interest expense has been adjusted to reflect the reduction in interest expense due to the repayment or replacement of certain of Old GGP’s debt as provided by the Plan. In addition, the pro forma information reflects non-cash adjustments to interest expense due to the fair valuing of debt and deferred expenses and other amounts in historical interest expense as a result of the acquisition method of accounting.

Reorganization items have been reversed as the Plan is assumed to be effective and all debtors of the Predecessor are deemed to have emerged from bankruptcy as of the first day of the periods presented and, accordingly, such expenses or items would not be incurred.